Donoghue Forlines Tactical High Yield ETF
Schedule of Investments
October 31, 2023 (Unaudited)
	Shares	Value

EXCHANGE-TRADED FUNDS - 99.8%
iShares 0-5 Year High Yield Corporate Bond ETF	16,522	$669,637
iShares 3-7 Year Treasury Bond ETF (b)	30,239	3,395,537
iShares Broad USD High Yield Corporate Bond ETF (b)	37,114	1,268,928
iShares Fallen Angels USD Bond ETF	19,919	488,215
iShares iBoxx High Yield Corporate Bond ETF (b)	15,627	1,134,051
iShares U.S. Treasury Bond ETF	319,762	6,948,428
Schwab Intermediate-Term U.S. Treasury ETF	98,846	4,686,289
SPDR Bloomberg High Yield Bond ETF (b)	8,332	740,881
SPDR Bloomberg Short-Term High Yield Bond ETF (b)	20,854	502,164
SPDR Portfolio Intermediate-Term Treasury ETF (b)	111,020	3,023,075
VanEck Fallen Angel High Yield Bond ETF	17,242	460,879
Vanguard Intermediate-Term Treasury ETF	117,702	6,652,517
Xtrackers USD High Yield Corporate Bond ETF (b)	27,233	909,037
TOTAL EXCHANGE-TRADED FUNDS (Cost $31,386,656)		30,879,638

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 28.3%
Investment Company - 28.3%
Mount Vernon Liquid Asset Portfolio, LLC, 5.55% (a)	8,736,359	8,736,359
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $8,736,359)		8,736,359

Total Investments (Cost $40,123,015) - 128.1%		39,615,997
Liabilities in Excess of Other Assets - (28.1%)		(8,679,139)
TOTAL NET ASSETS - 100.0%		$30,936,858

Percentages are stated as a percent of net assets.

ETF - Exchange-Traded Fund
(a) Rate disclosed is the seven day annualized yield as of October 31, 2023.
(b) All or a portion of this security was out on loan at October 31, 2023. Total loaned securities had a market value of $8,546,003 as of October 31, 2023.

Donoghue Forlines Tactical High Yield ETF
Summary of Fair Value Disclosure at October 31, 2023 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023:

Donoghue Forlines Tactical High Yield ETF
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,879,638	$-	$-	$30,879,638
Investment Purchased with the Cash Proceeds From Securities Lending	8,736,359	-	-	8,736,359
Total Investments	$39,615,997	$-	$-	$39,615,997

The Fund did not invest in any Level 3 securities during the period.